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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21853

NORTHERN LIGHTS VARIABLE TRUST

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

________________________________________________________________________

  (Address of principal executive offices)                                (Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:  December 31st

Date of reporting period:  July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2013 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - 7TWELVE BALANCED PORTFOLIO									Item 1, Exhibit 1
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	N/A - The Fund has not voted any proxies for the reporting period ended June 30, 2014
3

Registrant: NORTHERN LIGHTS VARIABLE TRUST - ASTOR LONG/SHORT ETF PORTFOLIO									Item 1, Exhibit 3
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	N/A - The Fund has not voted any proxies for the reporting period ended June 30, 2014
3

Registrant: NORTHERN LIGHTS VARIABLE TRUST - CAM HEDGE VIT FUND									Item 1, Exhibit 8
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	N/A - The Fund has not voted any proxies for the reporting period ended June 30, 2014
3

Registrant: NORTHERN LIGHTS FUND TRUST - CHANGING PARAMETERS PORTFOLIO									Item 1, Exhibit 9
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	N/A - The Fund has not voted any proxies for the reporting period ended June 30, 2014

Registrant: NORTHERN LIGHTS VARIABLE TRUST - EVEN KEEL PREMIUM INCOME FUND									Item 1, Exhibit 10
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	N/A - The Fund has not voted any proxies for the reporting period ended June 30, 2014
3

Registrant: NORTHERN LIGHTS VARIABLE TRUST - INNEALTA CAPITAL COUNTRY ROTATION PORTFOLIO									Item 1, Exhibit 11
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	N/A - The Fund has not voted any proxies for the reporting period ended June 30, 2014
3

Registrant: NORTHERN LIGHTS VARIABLE TRUST - INNEALTA CAPITAL SECTOR ROTATION PORTFOLIO									Item 1, Exhibit 12
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	N/A - The Fund has not voted any proxies for the reporting period ended June 30, 2014
3

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF SSgA Retirement Income Portfolio									Item 1, Exhibit 15
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	N/A - The Fund has not voted any proxies for the reporting period ended June 30, 2014
3

Registrant: NORTHERN LIGHTS VARIABLE TRUST - LEADER SHORT-TERM BOND PORTFOLIO									Item 1, Exhibit 16
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	N/A - The Fund has not voted any proxies for the reporting period ended June 30, 2014
3

Registrant: NORTHERN LIGHTS VARIABLE TRUST - POWER INCOME VIT FUND									Item 1, Exhibit 18
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	N/A - The Fund has not voted any proxies for the reporting period ended June 30, 2014
3

Registrant: NORTHERN LIGHTS VARIABLE TRUST - PROBABILITIES VIT FUND									Item 1, Exhibit 19
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - The Fund has not voted any proxies for the reporting period ended June 30, 2014
5

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS CAPITAL PRESERVATION ETF PORTFOLIO										Item 1, Exhibit 20
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR DAVID G. CHRENCIK	MGMT	Y	FOR (724); AGAINST(0); ABSTAIN (3)	FOR
2	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR JOEL H. GOLDBERG	MGMT	Y	FOR (724); AGAINST(0); ABSTAIN (3)	FOR
3	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR M.A. RASO KIRSTEIN	MGMT	Y	FOR (724); AGAINST(0); ABSTAIN (3)	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS BALANCED ETF PORTFOLIO									Item 1, Exhibit 21
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR DAVID G. CHRENCIK	MGMT	Y	FOR (1577); AGAINST(0); ABSTAIN (7)	FOR
2	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR JOEL H. GOLDBERG	MGMT	Y	FOR (1577); AGAINST(0); ABSTAIN (7)	FOR
3	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR M.A. RASO KIRSTEIN	MGMT	Y	FOR (1577); AGAINST(0); ABSTAIN (7)	FOR
4	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	1	ELECTION OF TRUSTEE: DONALD C. CACCIAPAGLIA	MGMT	Y	FOR (1400); AGAINST(6); ABSTAIN (8)	FOR
5	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	2	ELECTION OF TRUSTEE: DONALD A. CHUBB, JR.	MGMT	Y	FOR (1397); AGAINST(9); ABSTAIN (8)	FOR
6	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	3	ELECTION OF TRUSTEE: MAYNARD R. OLIVERIUS	MGMT	Y	FOR (1399); AGAINST(7); ABSTAIN (8)	FOR
7	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	4	ELECTION OF TRUSTEE: DR. JERRY B. FARLEY	MGMT	Y	FOR (1399); AGAINST(8); ABSTAIN (8)	FOR
8	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	5	TO APPROVE THE AMENDMENT OF THE TRUST'S AGREEMENT AND DECLARATION OF TRUST	MGMT	Y	FOR (1287); AGAINST(115); ABSTAIN (12)	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MODERATE GROWTH ETF PORTFOLIO									Item 1, Exhibit 22
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR DAVID G. CHRENCIK	MGMT	Y	FOR (1860); AGAINST(0); ABSTAIN (9)	FOR
2	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR JOEL H. GOLDBERG	MGMT	Y	FOR (1861); AGAINST(0); ABSTAIN (8)	FOR
3	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR M.A. RASO KIRSTEIN	MGMT	Y	FOR (1861); AGAINST(0); ABSTAIN (8)	FOR
4	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	1	ELECTION OF TRUSTEE: DONALD C. CACCIAPAGLIA	MGMT	Y	FOR (3300); AGAINST(15); ABSTAIN (19)	FOR
5	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	2	ELECTION OF TRUSTEE: DONALD A. CHUBB, JR.	MGMT	Y	FOR (3294); AGAINST(21); ABSTAIN (19)	FOR
6	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	3	ELECTION OF TRUSTEE: MAYNARD R. OLIVERIUS	MGMT	Y	FOR (3298); AGAINST(16); ABSTAIN (19)	FOR
7	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	4	ELECTION OF TRUSTEE: DR. JERRY B. FARLEY	MGMT	Y	FOR (3297); AGAINST(18); ABSTAIN (18)	FOR
8	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	5	TO APPROVE THE AMENDMENT OF THE TRUST'S AGREEMENT AND DECLARATION OF TRUST	MGMT	Y	FOR (3033); AGAINST(271); ABSTAIN (29)	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS GROWTH ETF PORTFOLIO									Item 1, Exhibit 23
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR DAVID G. CHRENCIK	MGMT	Y	FOR (3230); AGAINST(0); ABSTAIN (15)	FOR
2	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR JOEL H. GOLDBERG	MGMT	Y	FOR (3230); AGAINST(0); ABSTAIN (15)	FOR
3	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR M.A. RASO KIRSTEIN	MGMT	Y	FOR (3230); AGAINST(0); ABSTAIN (15)	FOR
4	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	1	ELECTION OF TRUSTEE: DONALD C. CACCIAPAGLIA	MGMT	Y	FOR (3823); AGAINST(17); ABSTAIN (21)	FOR
5	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	2	ELECTION OF TRUSTEE: DONALD A. CHUBB, JR.	MGMT	Y	FOR (3817); AGAINST(24); ABSTAIN (22)	FOR
6	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	3	ELECTION OF TRUSTEE: MAYNARD R. OLIVERIUS	MGMT	Y	FOR (3822); AGAINST(18); ABSTAIN (22)	FOR
7	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	4	ELECTION OF TRUSTEE: DR. JERRY B. FARLEY	MGMT	Y	FOR (3820); AGAINST(21); ABSTAIN (21)	FOR
8	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	5	TO APPROVE THE AMENDMENT OF THE TRUST'S AGREEMENT AND DECLARATION OF TRUST	MGMT	Y	FOR (3514); AGAINST(314); ABSTAIN (34)	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS AGGRESSIVE GROWTH ETF PORTFOLIO										Item 1, Exhibit 24
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	1	ELECTION OF TRUSTEE: DONALD C. CACCIAPAGLIA	MGMT	Y	FOR (1384); AGAINST(6); ABSTAIN (8)	FOR
2	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	2	ELECTION OF TRUSTEE: DONALD A. CHUBB, JR.	MGMT	Y	FOR (1382); AGAINST(9); ABSTAIN (8)	FOR
3	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	3	ELECTION OF TRUSTEE: MAYNARD R. OLIVERIUS	MGMT	Y	FOR (1383); AGAINST(7); ABSTAIN (8)	FOR
4	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	4	ELECTION OF TRUSTEE: DR. JERRY B. FARLEY	MGMT	Y	FOR (1383); AGAINST(8); ABSTAIN (8)	FOR
5	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	5	TO APPROVE THE AMENDMENT OF THE TRUST'S AGREEMENT AND DECLARATION OF TRUST	MGMT	Y	FOR (1272); AGAINST(114); ABSTAIN (12)	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK BALANCED ETF PORTFOLIO									Item 1, Exhibit 25
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR DAVID G. CHRENCIK	MGMT	Y	FOR (228132); AGAINST(0); ABSTAIN (1068)	FOR
2	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR JOEL H. GOLDBERG	MGMT	Y	FOR (228164); AGAINST(0); ABSTAIN (1036)	FOR
3	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR M.A. RASO KIRSTEIN	MGMT	Y	FOR (228166); AGAINST(0); ABSTAIN (1034)	FOR
4	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	1	ELECTION OF TRUSTEE: DONALD C. CACCIAPAGLIA	MGMT	Y	FOR (201364); AGAINST(897); ABSTAIN (1131)	FOR
5	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	2	ELECTION OF TRUSTEE: DONALD A. CHUBB, JR.	MGMT	Y	FOR (201002); AGAINST(1253); ABSTAIN (1137)	FOR
6	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	3	ELECTION OF TRUSTEE: MAYNARD R. OLIVERIUS	MGMT	Y	FOR (201279); AGAINST(972); ABSTAIN (1141)	FOR
7	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	4	ELECTION OF TRUSTEE: DR. JERRY B. FARLEY	MGMT	Y	FOR (201167); AGAINST(1115); ABSTAIN (1111)	FOR
8	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	5	TO APPROVE THE AMENDMENT OF THE TRUST'S AGREEMENT AND DECLARATION OF TRUST	MGMT	Y	FOR (185083); AGAINST(16530); ABSTAIN (1780)	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK GROWTH ETF PORTFOLIO									Item 1, Exhibit 26
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR DAVID G. CHRENCIK	MGMT	Y	FOR (632850); AGAINST(0); ABSTAIN (2963)	FOR
2	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR JOEL H. GOLDBERG	MGMT	Y	FOR (632939); AGAINST(0); ABSTAIN (2874)	FOR
3	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR M.A. RASO KIRSTEIN	MGMT	Y	FOR (632945); AGAINST(0); ABSTAIN (2868)	FOR
4	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	1	ELECTION OF TRUSTEE: DONALD C. CACCIAPAGLIA	MGMT	N*	FOR (); AGAINST(); ABSTAIN ()	FOR
5	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	2	ELECTION OF TRUSTEE: DONALD A. CHUBB, JR.	MGMT	N*	FOR (); AGAINST(); ABSTAIN ()	FOR
6	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	3	ELECTION OF TRUSTEE: MAYNARD R. OLIVERIUS	MGMT	N*	FOR (); AGAINST(); ABSTAIN ()	FOR
7	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	4	ELECTION OF TRUSTEE: DR. JERRY B. FARLEY	MGMT	N*	FOR (); AGAINST(); ABSTAIN ()	FOR
8	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	5	TO APPROVE THE AMENDMENT OF THE TRUST'S AGREEMENT AND DECLARATION OF TRUST	MGMT	N*	FOR (); AGAINST(); ABSTAIN ()	FOR
9

*Footnote to "N" Vote Status:  The shares for this account were not voted due to a DTC overvote status.  The number of shares available for voting as reported by DTC was exceeded by the number of shares available for voting as reported to Broadridge by the custodian.  This was not discovered until the day of the meeting, and ValMark, Broadridge, and the custodian (Fifth Third) were unable to address the issue in time.  Had the shares been voted, they would have been voted proportionately in order to not affect the outcome.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO										Item 1, Exhibit 27
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR DAVID G. CHRENCIK	MGMT	Y	FOR (362067); AGAINST(0); ABSTAIN (1694)	FOR
2	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR JOEL H. GOLDBERG	MGMT	Y	FOR (362118); AGAINST(0); ABSTAIN (1643)	FOR
3	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR M.A. RASO KIRSTEIN	MGMT	Y	FOR (362122); AGAINST(0); ABSTAIN (1639)	FOR
4	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	1	ELECTION OF TRUSTEE: DONALD C. CACCIAPAGLIA	MGMT	Y	FOR (641947); AGAINST(2859); ABSTAIN (3605)	FOR
5	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	2	ELECTION OF TRUSTEE: DONALD A. CHUBB, JR.	MGMT	Y	FOR (640793); AGAINST(3994); ABSTAIN (3624)	FOR
6	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	3	ELECTION OF TRUSTEE: MAYNARD R. OLIVERIUS	MGMT	Y	FOR (641674); AGAINST(3099); ABSTAIN (3637)	FOR
7	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	4	ELECTION OF TRUSTEE: DR. JERRY B. FARLEY	MGMT	Y	FOR (641318); AGAINST(3553); ABSTAIN (3540)	FOR
8	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	5	TO APPROVE THE AMENDMENT OF THE TRUST'S AGREEMENT AND DECLARATION OF TRUST	MGMT	Y	FOR (590041); AGAINST(52696); ABSTAIN (5673)	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK FLEX ETF PORTFOLIO										Item 1, Exhibit 28
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR DAVID G. CHRENCIK	MGMT	Y	FOR (1520); AGAINST(0); ABSTAIN (6)	FOR
2	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR JOEL H. GOLDBERG	MGMT	Y	FOR (1520); AGAINST(0); ABSTAIN (6)	FOR
3	Wisdomtree Fund	ELD	97717X867	SPECIAL; 03/11/2014	1	DIRECTOR M.A. RASO KIRSTEIN	MGMT	Y	FOR (1520); AGAINST(0); ABSTAIN (6)	FOR
4	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	1	ELECTION OF TRUSTEE: DONALD C. CACCIAPAGLIA	MGMT	Y	FOR (2280); AGAINST (10); ABSTAIN (13)	FOR
5	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	2	ELECTION OF TRUSTEE: DONALD A. CHUBB, JR.	MGMT	Y	FOR (2276); AGAINST (14); ABSTAIN (13)	FOR
6	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	3	ELECTION OF TRUSTEE: MAYNARD R. OLIVERIUS	MGMT	Y	FOR (2279); AGAINST (11); ABSTAIN (13)	FOR
7	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	4	ELECTION OF TRUSTEE: DR. JERRY B. FARLEY	MGMT	Y	FOR (2278); AGAINST (13); ABSTAIN (13)	FOR
8	Guggenheim Funds	CUT	18383Q879	SPECIAL; 04/03/2014	5	TO APPROVE THE AMENDMENT OF THE TRUST'S AGREEMENT AND DECLARATION OF TRUST	MGMT	Y	FOR (2096); AGAINST (187); ABSTAIN (20)	FOR

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

          NORTHERN LIGHTS VARIABLE TRUST

By (Signature and Title)*    /s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date: August 18, 2014

* Print the name and title of each signing officer under his or her signature.